Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Accrued expenses and other current liabilities [Abstract]
Summary of Accrued Expenses and Other Current Liabilities

A summary of the Group’s accrued expenses and other current liabilities as of June 30, 2025 and December 31, 2024 is outlined below:

	June 30, 2025	December 31, 2024
(in USD and thousands)
Interest payable	$89,157	$90,570
Payroll and employee costs	74,652	55,131
Operating costs	58,110	57,957
Product and commission costs	45,646	35,309
Indirect taxes payable	37,056	27,869
Marketing expenses	30,865	23,991
Overhead costs	28,675	21,656
Air costs	26,094	29,929
Travel protection cancellation reserve	12,618	15,047
Forward foreign currency contracts	—	24,802
Other	47,222	41,868
Total	$450,095	$424,129